Net deferred tax liability (Details) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Jun. 30, 2017	Jun. 30, 2016
Net deferred tax liability Details
Net Operating Losses	$ 3,600,000	$ 3,360,000	$ 4,482,000	$ 2,227,000
Less: Valuation Allowance	(3,600,000)	$ (3,360,000)	$ (4,482,000)	$ (2,227,000)
Deferred Tax Assets - Net	$ 0